Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - Cash and Cash Equivalents [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 51,053	$ 24,545
Cash at bank	5,622,603	2,081,080
Fixed deposits	78,461
Cash and cash equivalents	$ 5,752,117	$ 2,105,625